CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest income from loans	$ 507,371	$ 444,779	$ 1,858,033	$ 1,475,800
Origination fees	101,539	89,582	401,514	339,767
Total revenue	608,910	534,361	2,259,547	1,815,567
Operating costs and expenses:
Interest and amortization of debt service costs	116,423	102,646	442,661	280,654
Referral fees	109	596	1,679	6,133
General and administrative expenses	175,996	172,867	837,788	864,398
Total operating costs and expenses	292,528	276,109	1,282,128	1,151,185
Income from operations	316,382	258,252	977,419	664,382
Other income (Note 5)	6,887	6,887	27,548	27,548
Loss on write-down of investment in privately held company (Note 6)	0	0	(35,000)	0
Total other income (loss), net	6,887	6,887	(7,452)	27,548
Income before income tax expense	323,269	265,139	969,967	691,930
Income tax expense	(115,000)	(92,000)	(387,000)	(303,320)
Net income	$ 208,269	$ 173,139	$ 582,967	$ 388,610
Basic and diluted net income per common share outstanding:
-Basic (in dollars per share)	$ 0.05	$ 0.04	$ 0.14	$ 0.09
-Diluted (in dollars per share)	$ 0.05	$ 0.04	$ 0.14	$ 0.09
Weighted average number of common shares outstanding:
-Basic (in shares)	4,256,190	4,283,218	4,269,169	4,320,050
-Diluted (in shares)	4,286,673	4,295,658	4,289,818	4,326,329